EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,683,575	R$ 3,713,099	R$ 3,572,869
Plan assets percentage	100.00%	100.00%	100.00%
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 358,124	R$ 190,455	R$ 193,948
Plan assets percentage	9.72%	5.13%	5.43%
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 2,916,385	R$ 3,143,056	R$ 3,106,206
Plan assets percentage	79.17%	84.65%	86.94%
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 225,421	R$ 201,870	R$ 207,223
Plan assets percentage	6.12%	5.44%	5.80%
Others Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 183,645	R$ 177,718	R$ 65,492
Plan assets percentage	4.99%	4.78%	1.83%